Noncontrolling Interests - Additional Information (Details)	Dec. 31, 2019	Dec. 31, 2018
Shangchi Automobile And Subsidiary Shenzhen E Motors [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%	30.00%